LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
LEASES
2020					¥ 287,155
2021					250,864
2022					185,389
2023					116,938
2024					53,306
2025 and thereafter					22,891
Total lease payments					916,543
Less: imputed interest					166,023
Total					750,520
Less: current portion				$ 34,719	241,710
Non-current portion				$ 73,086	¥ 508,810
Gross rental expenses incurred under operating leases	¥ 311,862	¥ 262,440	¥ 178,802
Sublease rental income	¥ 1,587	¥ 1,533	¥ 630